DEPOSITS	6 Months Ended
Jun. 30, 2014
DEPOSITS [Abstract]
DEPOSITS

NOTE 5 - DEPOSITS

On October 23, 2013, the Company entered into an office building lease with purchase option, the lease is for the Company's corporate office in Longwood, Florida. The company had the option to purchase the building at the end of the lease for a total purchase price of $430,000 less the non-refundable deposit of $100,000.  In May, 2014, the Company acquired the office building, and the deposit of $100,000 was applied towards the purchase price of the building.